Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 1, 2023

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life Variable Universal Account (Registration No. 333-158634)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 35; and (ii) that the text of Post-Effective Amendment No. 35 was filed electronically on April 4, 2023 (Accession No. 0000851693-23-000138).

/s/Christopher J. Madin	May 1, 2023

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

via EDGAR